State Street DoubleLine Emerging Markets Fixed Income ETF Expense Example - State Street DoubleLine Emerging Markets Fixed Income ETF - State Street DoubleLine Emerging Markets Fixed Income ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810